Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures
Schedule of Fair Value Measurements of Assets and Liabilities

		Fair Value Measurements at December 31, 2012 Using:
		Quoted Prices in
		Active Markets for	Significant Other	Unobservable
		Identical Assets	Observable Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds	$231	$231	$-	$-
Derivative assets	1,745	-	25	1,720
Total	$1,976	$231	$25	$1,720

Redeemable Noncontrolling Interest and Liabilities:
Redeemable noncontrolling interest	$7,531	$-	$-	$7,531
Derivative liabilities	24,578	-	24,578	-
Total	$32,109	$-	$24,578	$7,531

		Fair Value Measurements at December 31, 2011 Using:
		Quoted Prices in
		Active Markets for	Significant Other	Unobservable
		Identical Assets	Observable Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Other securities	$233	$-	$-	$233
Money market funds	35	35	-	-
Total	$268	$35	$-	$233

Redeemable Noncontrolling Interest and Liabilities:
Redeemable noncontrolling interest	$7,700	$-	$-	$7,700
Derivative liabilities	4,175	-	4,175	-
Total	$11,875	$-	$4,175	$7,700

Schedule Of Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis

	Fair Value Measurements Using
	Significant Unobservable Inputs (Level 3 Only)
	Year Ended December 31, 2012				Year Ended December 31, 2011
	Assets				Assets
				Redeemable				Redeemable
	Other	Derivative	Total	Noncontrolling	Other	Derivative	Total	Noncontrolling
	Securities	Assets	Assets	Interest	Securities	Assets	Assets	Interest
Beginning balance	$233	$-	$233	$7,700	$263	$-	$263	$7,546
Total gains or losses (realized and unrealized):
Included in earnings	10	80	90	40	(20)	-	(20)	1,923
Included in other comprehensive (loss) income	(7)	-	(7)	6	(10)	-	(10)	(5)
Settlements	(236)	-	(236)	-	-	-	-	-
Acquired due to Merger	-	1,640	1,640	-	-	-	-	-
Distributions paid	-	-	-	(1,055)	-	-	-	(1,309)
Redemption value adjustment	-	-	-	840	-	-	-	(455)
Amortization and accretion
Ending balance	$-	$1,720	$1,720	$7,531	$233	$-	$233	$7,700
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$-	$80	$80	$-	$(20)	$-	$(20)	$-

Schedule Of Other Financial Instruments In Carrying Values And Fair Values

			December 31, 2012		December 31, 2011
		Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-recourse debt	(a)	3	$1,715,397	$1,727,985	$356,209	$361,948
Senior Credit Facility		2	253,000	253,000	233,160	233,160
Deferred acquisition fees receivable	(b)	3	28,654	33,632	29,410	31,638

Schedule Of Fair Value Impairment Charges Using Unobservable Inputs Nonrecurring Basis

		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
		Total Fair Value	Total Impairment	Total Fair Value	Total Impairment	Total Fair Value	Total Impairment
		Measurements	Charges	Measurements	Charges	Measurements	Charges
Impairment Charges from Continuing Operations:
Real estate	(a)	$-	$-	$380	$243	$-	$-
Net investments in direct financing leases	(b)	-	-	-	(1,608)	3,548	1,140
Equity investments in real estate	(c)	17,140	9,910	1,554	206	22,846	1,394
		17,140	9,910	1,934	(1,159)	26,394	2,534

Impairment Charges from Discontinued Operations:
Real estate	(a)	39,642	12,495	42,207	11,838	11,662	14,241
Operating real estate	(d)	5,002	10,467	-	-	-	-
Intangible assets
		$61,784	$32,872	$44,141	$10,679	$38,056	$16,775